Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2021	¥ 8,237
2022	7,702
2023	7,184
2024	6,666
2025	¥ 6,154